Advances repayable - Summary of Information on Other Outstanding Advances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Amounts received prior years		€ 23,746
Amounts received, Previous years	€ 41,522
Amounts received	5,684	2,593
Amounts received Cumulated cashed in	32,023
To receive in 2018 and beyond	7,985
Amount reimbursed (cumulative)	€ 3,826
5160 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		2,920
Amounts received, Previous years	€ 2,920
Amounts received Cumulated cashed in	€ 2,920
Status	Abandoned
5731 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		3,400
Amounts received, Previous years	€ 3,400
Amounts received Cumulated cashed in	€ 3,400
Status	Abandoned
5914 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		687
Amounts received, Previous years	€ 700
Amounts received Cumulated cashed in	€ 687
Status	Abandoned
Amount reimbursed (cumulative)	€ 180
5915 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Amounts received prior years		910
Amounts received, Previous years	€ 910
Amounts received Cumulated cashed in	€ 910
Status	Exploitation
Amount reimbursed (cumulative)	€ 600
5951 [member]
Disclosure of financial liabilities [line items]
Project	Industrialization
Amounts received prior years		866
Amounts received, Previous years	€ 1,470
Amounts received Cumulated cashed in	€ 866
Status	Abandoned
Amount reimbursed (cumulative)	€ 245
6003 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		1,715
Amounts received, Previous years	€ 1,729
Amounts received Cumulated cashed in	€ 1,715
Status	Abandoned
6230 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		1,084
Amounts received, Previous years	€ 1,084
Amounts received Cumulated cashed in	€ 1,084
Status	Abandoned
6363 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		1,126
Amounts received, Previous years	€ 1,140
Amounts received Cumulated cashed in	€ 1,126
Status	Abandoned
Amount reimbursed (cumulative)	€ 1,536
6548 [member]
Disclosure of financial liabilities [line items]
Project	Industrialization
Amounts received prior years		541
Amounts received, Previous years	€ 660
Amounts received Cumulated cashed in	€ 541
Status	Abandoned
6633 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Amounts received prior years		1,020
Amounts received, Previous years	€ 1,020
Amounts received Cumulated cashed in	€ 1,020
Status	Exploitation
Amount reimbursed (cumulative)	€ 275
6646 [member]
Disclosure of financial liabilities [line items]
Project	Proteins
Amounts received prior years		450
Amounts received, Previous years	€ 1,200
Amounts received Cumulated cashed in	€ 450
Status	Abandoned
Amount reimbursed (cumulative)	€ 450
7027 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Amounts received prior years		2,500
Amounts received, Previous years	€ 2,500
Amounts received Cumulated cashed in	€ 2,500
Status	Exploitation
Amount reimbursed (cumulative)	€ 500
7246 [member]
Disclosure of financial liabilities [line items]
Project	C-Cure
Amounts received prior years		2,467
Amounts received, Previous years	€ 2,467
Amounts received Cumulated cashed in	€ 2,467
Status	Abandoned
7502 [member]
Disclosure of financial liabilities [line items]
Project	CAR-T Cell
Amounts received prior years		2,000
Amounts received, Previous years	€ 2,000
Amounts received Cumulated cashed in	€ 2,000
Status	Exploitation
Amount reimbursed (cumulative)	€ 40
7685 [member]
Disclosure of financial liabilities [line items]
Project	THINK
Amounts received prior years		2,060
Amounts received, Previous years	€ 3,496
Amounts received	350	1,086
Amounts received Cumulated cashed in	€ 3,496
Status	Exploitation
8087 [member]
Disclosure of financial liabilities [line items]
Project	CYAD01-Deplethink
Amounts received, Previous years	€ 2,492
Amounts received	1,447	623
Amounts received Cumulated cashed in	2,070
To receive in 2018 and beyond	€ 421
Status	Research
8088 [member]
Disclosure of financial liabilities [line items]
Project	CYAD02-Cycle1
Amounts received, Previous years	€ 3,538
Amounts received	615	€ 885
Amounts received Cumulated cashed in	1,500
To receive in 2018 and beyond	€ 2,038
Status	Research
1910028 [member]
Disclosure of financial liabilities [line items]
Project	CwalityCAR
Amounts received, Previous years	€ 2,102
Amounts received	749
Amounts received Cumulated cashed in	749
To receive in 2018 and beyond	€ 1,353
Status	Research
8212 [member]
Disclosure of financial liabilities [line items]
Project	CYAD-101
Amounts received, Previous years	€ 3,300
Amounts received	825
Amounts received Cumulated cashed in	825
To receive in 2018 and beyond	€ 2,475
Status	Research
8436 [member]
Disclosure of financial liabilities [line items]
Project	Immunicy
Amounts received, Previous years	€ 3,394
Amounts received	1,697
Amounts received Cumulated cashed in	1,697
To receive in 2018 and beyond	€ 1,697
Status	Research